RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other payables - related party	$ 164,943	$ 186,503
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Other payables - related party	21,107	32,244
Huaqiang Yang [Member]
Related Party Transaction [Line Items]
Other payables - related party	140,041	154,259
Bequtiful Jade Ltd [Member]
Related Party Transaction [Line Items]
Other payables - related party	$ 3,795